SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE AND THE EFFECTIVE TAX RATES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal
Total Current
Federal					(224,500)	(634,600)
Total Deferred					(224,500)	(634,600)
Valuation Allowance					341,300
Total Income Tax (Benefit) Expense		$ 39,900		$ 10,100	$ 116,800	$ (634,600)